Amplify Online Retail ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.7%
Marketplace - 38.8%
Affirm Holdings, Inc. (a)	74,281	$4,759,184
Alibaba Group Holding Ltd. - ADR (a)	30,869	3,883,012
BigCommerce Holdings, Inc. (a)	265,287	8,672,232
ContextLogic, Inc. - Class A (a) (b)	2,296,341	6,085,304
Copart, Inc. (a)	76,824	9,929,502
Coupang, Inc. (a) (b)	168,683	3,511,980
Dada Nexus Ltd. - ADR (a)	244,290	2,667,647
Delivery Hero SE (a) (c)	40,902	3,120,999
DiDi Global, Inc. - ADR (a) (b)	613,343	2,214,168
DingDong Cayman Ltd. - ADR (a) (b)	165,945	831,384
DoorDash, Inc. - Class A (a)	58,089	6,592,521
Etsy, Inc. (a)	49,930	7,843,004
Fiverr International Ltd. (a)	31,062	2,649,899
Global-e Online Ltd. (a)	87,306	3,117,697
Groupon, Inc. (a)	509,112	15,548,280
Jumia Technologies AG - ADR (a) (b)	267,914	2,344,247
Just Eat Takeaway.com NV (a) (c)	71,819	3,506,957
KE Holdings, Inc. - ADR (a)	270,599	5,896,352
Liquidity Services, Inc. (a)	545,059	10,372,473
Lyft, Inc. - Class A (a)	244,021	9,399,689
MercadoLibre, Inc. (a)	3,350	3,792,401
Ozon Holdings PLC - ADR (a) (b)	114,742	2,371,717
PayPal Holdings, Inc. (a)	51,950	8,932,283
Pinduoduo, Inc. - ADR (a)	55,512	3,321,838
Poshmark, Inc. - Class A (a)	497,471	7,865,017
Rakuten Group, Inc. (a)	463,700	3,993,107
Sea Ltd. - ADR (a)	14,505	2,180,247
Shopify, Inc. - Class A (a)	3,450	3,326,628
The RealReal, Inc. (a)	941,324	8,895,512
ThredUp, Inc. - Class A (a) (b)	583,617	5,410,130
Uber Technologies, Inc. (a)	261,687	9,787,094
Upwork, Inc. (a)	244,577	6,652,494
Vivid Seats, Inc. - Class A (b)	895,519	7,970,119
		187,445,118
Traditional Retail - 49.5%
1-800-Flowers.com, Inc. - Class A (a)	351,488	5,985,841
About You Holding SE (a) (b)	221,935	4,313,436
Amazon.com, Inc. (a)	3,552	10,625,701
ASKUL Corp.	382,000	4,627,285
ASOS PLC (a)	148,682	4,425,167
BARK, Inc. (a) (b)	1,661,697	6,264,598
CarParts.com, Inc. (a)	799,750	7,357,700
Carvana Co. (a)	39,695	6,432,972
Chegg, Inc. (a)	351,070	9,292,823
Chewy, Inc. - Class A (a) (b)	163,546	7,786,425
Cimpress PLC (a)	55,527	3,732,525
eBay, Inc.	158,589	9,526,441
Farfetch Ltd. - Class A (a)	130,959	2,843,120
Figs, Inc. - Class A (a) (b)	283,045	6,362,852
HelloFresh SE (a)	50,351	3,311,405
IAC/InterActiveCorp (a)	78,036	10,655,035
iQIYI, Inc. - ADR (a) (b)	603,244	2,461,236
JD.com, Inc. - ADR (a)	63,031	4,719,761
Lands' End, Inc. (a)	445,587	8,167,610
MYT Netherlands Parent BV - ADR (a) (b)	188,162	3,223,215
Netflix, Inc. (a)	17,403	7,433,517
Newegg Commerce, Inc. (a) (b)	935,449	6,323,635
Ocado Group PLC (a)	214,463	4,338,005
Overstock.com, Inc. (a)	114,183	5,473,933
Peloton Interactive, Inc. - Class A (a)	133,098	3,637,568
PetMed Express, Inc. (b)	373,896	9,657,734
Purple Innovation, Inc. (a)	603,651	5,022,376
Qurate Retail, Inc. - Class A	1,208,741	8,497,449
Rent the Runway, Inc. - Class A (a) (b)	753,898	4,349,992
Revolve Group, Inc. (a)	157,443	7,765,089
Shutterstock, Inc.	99,881	9,685,461
Solo Brands, Inc. - Class A (a) (b)	653,790	7,296,296
Spotify Technology SA (a)	17,211	3,377,831
Stitch Fix, Inc. - Class A (a)	342,810	5,632,368
Temple & Webster Group Ltd. (a)	563,777	3,380,278
Vipshop Holdings Ltd. - ADR (a)	445,094	4,143,825
Vroom, Inc. (a) (b)	601,823	4,826,620
Wayfair, Inc. - Class A (a) (b)	44,507	6,939,531
Zalando SE (a) (c)	58,641	4,610,274
ZOZO, Inc.	164,000	4,318,040
		238,824,970
Travel - 11.4%
Airbnb, Inc. - Class A (a)	69,226	10,658,727
Booking Holdings, Inc. (a)	4,922	12,089,072
Expedia Group, Inc. (a)	73,739	13,515,621
MakeMyTrip Ltd. (a)	156,566	4,178,747
Trip.com Group Ltd. - ADR (a)	179,172	4,767,767
TripAdvisor, Inc. (a)	364,421	9,894,030
		55,103,964
Total Common Stocks (Cost $719,186,527)		481,374,052

MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (b)	1,465,352	1,465,352
Total Money Market Funds (Cost $1,465,352)		1,465,352

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.7%
First American Government Obligations Fund - Class X - 0.03% (d)	80,770,843	80,770,843
Total Investments Purchased with Proceeds from Securities Lending (Cost $80,770,843)		80,770,843
Total Investments - 116.7%
(Cost $801,422,722)		$563,610,247

Percentages are based on Net Assets of $482,780,192.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2022. Total value of securities out on loan is $84,046,419 or 17.4% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At January 31, 2022 the value of these securities amounted to $11,238,230 or 2.3% of net assets.

(d)	Seven-day yield as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$481,374,052
Money Market Funds	1,465,352
Investments Purchased with Proceeds from Securities Lending	80,770,843
Total Level 1	563,610,247
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$563,610,247

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.